Goodwill and Intangible Assets - Summary of Movement in Intangible Assets (Parenthetical) (Detail) - Intangible assets [member] - INR (₨) ₨ in Millions	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
Disclosure of detailed information about intangible assets [line items]
Impairment related to intangible recognized on acquisition	₨ 1,155	₨ 1,701
Change in estimate of useful life of customer-related intangibles in an earlier business combination		₨ 2,807